Schedule of Investments(a)
May 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.02%
Agricultural Products–0.22%
Ingredion, Inc.	4,800	$404,304
Alternative Carriers–1.43%
CenturyLink, Inc.	268,600	2,640,338
Aluminum–0.22%
Arconic Corp.(b)	27,700	400,819
Application Software–1.84%
Cerence, Inc.(b)	20,000	598,200
Citrix Systems, Inc.	18,800	2,784,656
		3,382,856
Auto Parts & Equipment–0.26%
Magna International, Inc. (Canada)	11,200	472,416
Automotive Retail–1.29%
AutoNation, Inc.(b)	18,000	710,640
Murphy USA, Inc.(b)	14,300	1,660,230
		2,370,870
Biotechnology–11.62%
Alexion Pharmaceuticals, Inc.(b)	1,500	179,850
Amgen, Inc.	14,850	3,411,045
Biogen, Inc.(b)	10,360	3,181,452
Gilead Sciences, Inc.	44,500	3,463,435
Incyte Corp.(b)	3,800	387,258
Neurocrine Biosciences, Inc.(b)	11,600	1,447,216
Regeneron Pharmaceuticals, Inc.(b)	5,540	3,394,968
United Therapeutics Corp.(b)	21,700	2,559,515
Vertex Pharmaceuticals, Inc.(b)	11,700	3,369,132
		21,393,871
Building Products–0.16%
Carrier Global Corp.(b)	14,500	296,815
Cable & Satellite–1.68%
Charter Communications, Inc., Class A(b)	5,680	3,089,920
Coal & Consumable Fuels–0.15%
Cameco Corp. (Canada)	25,100	272,837
Computer & Electronics Retail–0.85%
Best Buy Co., Inc.	20,100	1,569,609
Consumer Finance–0.92%
Navient Corp.	228,400	1,699,296
Data Processing & Outsourced Services–1.40%
Western Union Co. (The)	128,900	2,580,578
Diversified Banks–0.69%
Canadian Imperial Bank of Commerce (Canada)	20,000	1,278,600
Shares		Value
Diversified Support Services–0.20%
Ritchie Bros. Auctioneers, Inc. (Canada)	8,500	$367,795
Electric Utilities–3.00%
Entergy Corp.	21,400	2,178,948
FirstEnergy Corp.	55,300	2,336,978
Fortis, Inc. (Canada)	3,600	138,096
PPL Corp.	31,100	868,934
		5,522,956
Food Retail–1.57%
Kroger Co. (The)	81,000	2,642,220
Sprouts Farmers Market, Inc.(b)	10,100	253,813
		2,896,033
General Merchandise Stores–1.85%
Target Corp.	27,800	3,400,774
Health Care Distributors–5.01%
AmerisourceBergen Corp.	29,000	2,764,860
Cardinal Health, Inc.	53,000	2,898,570
McKesson Corp.	22,400	3,554,208
		9,217,638
Health Care Services–2.60%
CVS Health Corp.	31,100	2,039,227
DaVita, Inc.(b)	34,000	2,752,640
		4,791,867
Household Products–5.54%
Clorox Co. (The)	13,350	2,753,437
Colgate-Palmolive Co.	8,900	643,737
Kimberly-Clark Corp.	24,700	3,493,568
Procter & Gamble Co. (The)	28,600	3,315,312
		10,206,054
Housewares & Specialties–0.29%
Newell Brands, Inc.	41,200	541,780
Hypermarkets & Super Centers–2.74%
Costco Wholesale Corp.	8,260	2,547,962
Walmart, Inc.	20,100	2,493,606
		5,041,568
Industrial Machinery–0.14%
Otis Worldwide Corp.	4,900	257,985
Industrial REITs–0.36%
EastGroup Properties, Inc.	5,700	662,625
Integrated Telecommunication Services–4.66%
AT&T, Inc.	88,100	2,718,766
BCE, Inc. (Canada)	67,400	2,795,078
Verizon Communications, Inc.	53,400	3,064,092
		8,577,936
Interactive Home Entertainment–4.30%
Activision Blizzard, Inc.	35,300	2,540,894
Electronic Arts, Inc.(b)	23,200	2,850,816

See accompanying notes which are an integral part of this schedule.
Invesco Low Volatility Equity Yield Fund

Shares		Value
Interactive Home Entertainment–(continued)
Zynga, Inc., Class A(b)	275,000	$2,516,250
		7,907,960
Internet & Direct Marketing Retail–2.00%
eBay, Inc.	80,800	3,679,632
IT Consulting & Other Services–5.91%
Amdocs Ltd.	37,200	2,316,072
Booz Allen Hamilton Holding Corp.	42,700	3,405,752
CACI International, Inc., Class A(b)	2,000	501,560
International Business Machines Corp.	9,350	1,167,815
Leidos Holdings, Inc.	31,200	3,285,048
Perspecta, Inc.	9,300	206,181
		10,882,428
Managed Health Care–0.28%
Humana, Inc.	1,260	517,419
Movies & Entertainment–0.14%
Madison Square Garden Entertainment Corp.(b)	3,300	261,459
Office REITs–0.11%
Highwoods Properties, Inc.	5,200	199,004
Oil & Gas Exploration & Production–0.42%
Canadian Natural Resources Ltd. (Canada)	43,000	778,300
Oil & Gas Refining & Marketing–0.36%
CVR Energy, Inc.	27,400	558,960
World Fuel Services Corp.	4,300	109,564
		668,524
Oil & Gas Storage & Transportation–1.62%
Enbridge, Inc. (Canada)	17,000	551,650
Kinder Morgan, Inc.	153,300	2,422,140
		2,973,790
Packaged Foods & Meats–8.69%
Campbell Soup Co.	52,300	2,666,254
Flowers Foods, Inc.	35,500	837,445
General Mills, Inc.	56,400	3,555,456
Hain Celestial Group, Inc. (The)(b)	26,400	831,072
Hershey Co. (The)	10,950	1,485,696
JM Smucker Co. (The)	10,100	1,150,693
Kellogg Co.	41,200	2,690,772
Kraft Heinz Co. (The)	91,400	2,784,958
		16,002,346
Paper Packaging–0.33%
International Paper Co.	17,600	599,280
Pharmaceuticals–2.18%
Eli Lilly and Co.	18,500	2,829,575
Johnson & Johnson	4,750	706,563
Mylan N.V.(b)	28,200	481,374
		4,017,512
Property & Casualty Insurance–1.28%
Allstate Corp. (The)	24,000	2,347,440
Publishing–0.25%
Meredith Corp.	31,300	467,622
Shares		Value
Regional Banks–1.08%
Columbia Banking System, Inc.	6,600	$160,776
First Hawaiian, Inc.	16,800	289,800
First Republic Bank	3,700	400,229
Investors Bancorp, Inc.	130,400	1,131,872
		1,982,677
Retail REITs–0.89%
Retail Properties of America, Inc., Class A	122,200	662,324
SITE Centers Corp.	40,400	229,068
Spirit Realty Capital, Inc.	26,300	747,709
		1,639,101
Semiconductor Equipment–0.29%
Applied Materials, Inc.	9,500	533,710
Semiconductors–3.30%
Cirrus Logic, Inc.(b)	6,900	500,112
Intel Corp.	42,800	2,693,404
QUALCOMM, Inc.	33,500	2,709,480
Synaptics, Inc.(b)	2,800	178,416
		6,081,412
Specialized REITs–0.95%
Life Storage, Inc.	18,000	1,754,640
Steel–1.24%
Commercial Metals Co.	30,300	519,948
Reliance Steel & Aluminum Co.	18,100	1,755,700
		2,275,648
Systems Software–3.13%
Microsoft Corp.	17,350	3,179,387
Oracle Corp.	48,100	2,586,337
		5,765,724
Technology Distributors–0.12%
Arrow Electronics, Inc.(b)	3,100	214,148
Technology Hardware, Storage & Peripherals–3.08%
Apple, Inc.	8,220	2,613,467
HP, Inc.	163,200	2,470,848
Xerox Holdings Corp.	37,400	593,912
		5,678,227
Thrifts & Mortgage Finance–1.24%
New York Community Bancorp, Inc.	228,000	2,291,400
Tobacco–2.81%
Altria Group, Inc.	69,300	2,706,165
Philip Morris International, Inc.	33,700	2,472,232
		5,178,397
Trucking–0.33%
Werner Enterprises, Inc.	13,000	600,860
Total Common Stocks & Other Equity Interests (Cost $169,284,508)		178,636,800
Principal Amount
U.S. Treasury Securities–0.39%
U.S. Treasury Bills–0.39%
0.05% - 0.39%, 09/10/2020 (Cost $724,295)(c)(d)	$725,000	724,692
See accompanying notes which are an integral part of this schedule.
Invesco Low Volatility Equity Yield Fund

Shares		Value
Money Market Funds–2.46%
Invesco Government & Agency Portfolio, Institutional Class, 0.11%(e)(f)	1,632,518	$1,632,518
Invesco Liquid Assets Portfolio, Institutional Class, 0.43%(e)(f)	1,027,607	1,028,532
Invesco Treasury Portfolio, Institutional Class, 0.08%(e)(f)	1,865,734	1,865,734
Total Money Market Funds (Cost $4,526,394)		4,526,784
TOTAL INVESTMENTS IN SECURITIES–99.87% (Cost $174,535,197)		183,888,276
OTHER ASSETS LESS LIABILITIES—0.13%		233,930
NET ASSETS–100.00%		$184,122,206
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,777,003	$6,842,415	$(6,986,900)	$-	$-	$1,632,518	$15,368
Invesco Liquid Assets Portfolio, Institutional Class	1,269,521	4,932,420	(5,173,406)	136	(139)	1,028,532	12,916
Invesco Treasury Portfolio, Institutional Class	2,030,861	7,819,902	(7,985,029)	-	-	1,865,734	17,126
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class	750,916	9,122,583	(9,873,499)	-	-	-	3,325
Invesco Liquid Assets Portfolio, Institutional Class	250,305	2,761,095	(3,011,174)	-	(226)	-	1,286
Total	$6,078,606	$31,478,415	$(33,030,008)	$136	$(365)	$4,526,784	$50,021

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
E-Mini S&P 500 Index	32	June-2020	$4,867,200	$352,015	$352,015
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Low Volatility Equity Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$178,636,800	$—	$—	$178,636,800
U.S. Treasury Securities	—	724,692	—	724,692
Money Market Funds	4,526,784	—	—	4,526,784
Total Investments in Securities	183,163,584	724,692	—	183,888,276
Other Investments - Assets*
Futures Contracts	352,015	—	—	352,015
Total Investments	$183,515,599	$724,692	$—	$184,240,291

*	Unrealized appreciation.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Low Volatility Equity Yield Fund